Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

January 6, 2017

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Lincoln National Variable Annuity Account H: 333-63505 (PEA No. 60), 333-135219 (PEA No. 36), 333-170695 (PEA No. 27), 333-181615 (PEA No. 14); 811-05721
Lincoln Life Variable Annuity Account N: 333-36304 (PEA No. 67), 333-36316 (PEA No. 73), 333-40937 (PEA No. 65), 333-61554 (PEA No. 67), 333-135039 (PEA No. 34), 333-138190 (PEA 40), 333-170529 (PEA No. 19), 333-170897 (PEA No. 18), 333-172328 (PEA No. 21), 333-181612 (PEA No. 16), 333-186894 (PEA No. 18), 333-193272 (PEA No. 11), 333-193273 (PEA No. 7), 333-193274 (PEA No. 4); 811-08517
Lincoln Life & Annuity Variable Annuity Account H: 333-141763 (PEA No. 29), 333-141766 (PEA No. 27), 333-171097 (PEA No. 18), 333-181617 (PEA No. 10); 811-08441
Lincoln New York Account N for Variable Annuities: 333-141752 (PEA No. 28), 333-141757 (PEA No. 29), 333-141759 (PEA No. 28), 333-141760 (PEA No. 25), 333-141762 (PEA No. 27), 333-145531 (PEA No. 30), 333-171096 (PEA No. 16), 333-175691 (PEA No. 15), 333-181616 (PEA No. 14), 333-186895 (PEA No. 14), 333-193276 (PEA No. 5), 333-193277 (PEA No. 5); 811-09763

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York (together, the “Companies”) and the above-referenced Separate Accounts, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of each prospectus for certain variable annuity contracts offered by the Companies through each Separate Account otherwise required to be filed under paragraph (c) of Rule 497 relating to each post-effective amendment (“PEA”) referenced above would not differ from the form of prospectus, as supplemented, contained in that post-effective amendment as filed on November 18, 2016.

Sincerely,
Scott C. Durocher